Significant Events During The Reporting Period	6 Months Ended
Jun. 30, 2021
Disclosure Of Significant Events During Reporting Period [Abstract]
SIGNIFICANT EVENTS DURING THE REPORTING PERIOD

NOTE 6:- SIGNIFICANT EVENTS DURING THE REPORTING PERIOD

a.	Public health epidemics or outbreaks could adversely impact the Company’s business. In late 2019, a novel strain of COVID-19, also known as coronavirus, was reported in Wuhan, China. While initially the outbreak was largely concentrated in China, it has now spread to several other countries, including in Israel, and infections have been reported globally. The extent to which the coronavirus impacts the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the outbreak, and the actions that may be required to contain the coronavirus or treat its impact. In particular, the continued spread of the coronavirus globally, could adversely impact the Company’s operations and workforce, including other Company’s research and clinical trials and its ability to raise capital, which in turn could have an adverse impact on the Company’s business, financial condition and results of operation

The Company will continue to monitor the situation, in which as described above, the Company expects the COVID-19 pandemic to continue having an impact on the Company’s operations and the entire world during the following months.

b.	On January 7, 2021, the general meeting of the Company’s shareholders approved the election of Mr. Amnon Ben Shay and Mr. Alon Dayan to serve as external directors of the Company, for a three-year term commencing as of the date of such meeting.